Taxes - Unrecognized Tax Benefits Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes
Increase (decrease) in amount of unrecognized tax benefits	$ (272)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance at January 1	7,031	$ 3,740	$ 4,574
Additions based on tax positions related to the current year	394	3,029	560
Additions for tax positions of prior years	1,201	803	334
Reductions for tax positions of prior years (including impacts due to a lapse of statute)	(1,686)	(367)	(1,443)
Settlements	(181)	(174)	(285)
Balance at December 31	$ 6,759	$ 7,031	$ 3,740